Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Scott C. Durocher
Counsel
Phone: 860-466-1222
Scott.Durocher@LFG.com

VIA EDGAR

September 24, 2012

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:       Post-Effective Amendment No. 6 to the Registration Statement
on Form N-4 for Lincoln National Variable Annuity Account H
of The Lincoln National Life Insurance Company (File No. 333-170695)

Commissioners:

On behalf of The Lincoln National Life Insurance Company (the “Company”) and Lincoln National Variable Annuity Account H (the “Account”), we are transmitting for filing under Rule 485(a)(1) of the Securities Act of 1933 (the “1933 Act”) Post-Effective Amendment No. 6 to the Account’s Registration Statement on Form N-4 under the 1933 Act and Amendment No. 311 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The Amendment is intended to be a “template” for other filings by the Company and Lincoln Life & Annuity Company of New York (“LNY”).  Accordingly, the Company and LNY will submit a request (the “template request”) pursuant to Rule 485(b)(1)(vii) under the 1933 Act, that the Commission permit the filing under paragraph (b) of Rule 485 of one or more post-effective amendments incorporating similar changes to prospectuses for other variable annuity contracts issued through the Account and certain other separate accounts.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

Scott C. Durocher
Associate General Counsel